Changes in accounting practices and disclosures (Details)	12 Months Ended
Dec. 31, 2022
I F R S 1 [Member]
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Standard	IFRS 17 – Insurance Contracts
Description	Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 will supersede IFRS 4 Insurance Contracts.
Impact	The Company does not expect effects from adopting this standard.
Amendments To I F R S 10 I A S 28 And [Member]
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Standard	Amendments to IFRS 10 - Consolidated Statements and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Description	Clarify situations that involve the sale or contribution of assets between an investor and its associate or joint venture.
Impact	The Company is assessing the impacts and effects of the amendments; however, it does not expect any effects from the amendments.
Amendments To I A S [Member]
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Standard	Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current
Description	These amendments to IAS 1 only affect the presentation of liabilities as current or non-current in the statement of financial position and not the amount or the time of recognition of any asset, liability, income or expense, or the information disclosed on such items. In addition, clarify that the classification of liabilities as current or non-current is based on the rights existing at the balance sheet date, specify that the classification is not affected by the expectations on whether an entity will exercise its right to postpone the settlement of the liability and introduce the definition of 'settlement' to clarify that settlement refers to the transfer to a counterparty, of cash, equity instruments, other assets or services.
Impact	The Company does not expect any impacts from this standard.
Amendments To I A S Eightheen [Member]
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Standard	Amendments to IAS 1 – Presentation of Financial Statements1 and IFRS Practice Statement 2 – Making Materiality Judgments – Disclosure of Accounting Policies
Description	The amendments modify the requirements contained in IAS 1 regarding the disclosure of accounting policies. The amendments replace all the examples of the term “significant accounting policies” with “information of material accounting policies”. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, could reasonably influence decisions that the main users make based on the financial statements. The supporting paragraphs have also been amended to clarify that accounting policy information related to transactions, other events, or conditions that are not material is, therefore, irrelevant and does not need to be disclosed. The Board has also prepared guidance and examples to explain and demonstrate the application of the “four-step materiality process” described in IFRS Practice Statement 2.
Impact	The Company does not expect any impacts from these changes.
Amendments To I A S Eight [Member]
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Standard	Amendments to IAS 8 - Accounting Policies, Changes in Estimates, and Errors—Definition of Accounting Estimates
Description	The amendment supersede the definition of changes in the accounting estimates with the definition of accounting estimates. According to the new definition, accounting estimates are “monetary amounts in the financial statements subject to measure uncertainty”. The definition of change in accounting estimates has been deleted, however, the Board maintained the concept of changes in accounting estimates in the Standard with the following clarifications: • A change in an accounting estimate that results from new information or new events does not mean an error correction; • The effects of the change in data or measurement technique used to create an accounting estimate correspond to changes in accounting estimates if they do not result from the correction of prior period errors.
Impact	The Company does not expect effects from these amendments.
Amendments To I A S Twelve [Member]
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Standard	Amendments to IAS 12 – Income Taxes – Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (“single transaction”)
Description	The amendments introduce an additional exception to the exemption of first-time recognition. According to the amendments, an entity does not apply the exemption of first-time recognition for transactions resulting in equal taxable and deductible temporary differences.
Impact	The Company does not expect effects from these amendments.